AB Variable Products Series Fund, Inc.

AB Balanced Hedged Allocation Portfolio

Portfolio of Investments

September 30, 2022 (unaudited)

Company	Shares		U.S. $ Value

INVESTMENT COMPANIES – 86.3%
Funds and Investment Trusts – 86.3%(a)
iShares Core MSCI EAFE ETF		362,000	$19,066,540
iShares Core MSCI Emerging Markets ETF		245,000	10,530,100
iShares Core S&P 500 ETF		144,077	51,673,216
iShares Core U.S. Aggregate Bond ETF		298,600	28,767,124
Vanguard Mid-Cap ETF		28,200	5,301,036
Vanguard Real Estate ETF(b)		49,000	3,928,330
Vanguard Small-Cap ETF(b)		22,500	3,845,475
Vanguard Total Bond Market ETF		402,800	28,731,724

Total Investment Companies (cost $174,678,918)			151,843,545

	Notional Amount

OPTIONS PURCHASED – PUTS – 5.9%
Options on Equity Indices – 5.9%
S&P 500 Index Expiration: Dec 2023; Contracts: 60; Exercise Price: USD 4,500.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	27,000,000	5,066,400
S&P 500 Index Expiration: Dec 2023; Contracts: 30; Exercise Price: USD 4,600.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	13,800,000	2,760,900
S&P 500 Index Expiration: Dec 2024; Contracts: 27; Exercise Price: USD 4,000.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	10,800,000	1,544,400
S&P 500 Index Expiration: Dec 2024; Contracts: 15; Exercise Price: USD 4,200.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	6,300,000	1,004,250

Total Options Purchased - Puts (premiums paid $7,319,141)			10,375,950

	Principal Amount (000)

INFLATION-LINKED SECURITIES – 2.6%
United States – 2.6%
U.S. Treasury Notes 0.125%, 01/15/2032 (cost $5,239,975)	U.S.$	5,209	4,496,791

	Notional Amount

OPTIONS PURCHASED – CALLS – 1.0%
Options on Equity Indices – 1.0%
S&P 500 Index Expiration: Dec 2024; Contracts: 12; Exercise Price: USD 4,000.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	4,800,000	494,640

	Notional Amount		U.S. $ Value

S&P 500 Index Expiration: Dec 2024; Contracts: 15; Exercise Price: USD 4,200.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	6,300,000	$492,750
S&P 500 Index Expiration: Dec 2023; Contracts: 60; Exercise Price: USD 4,500.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	27,000,000	567,900
S&P 500 Index Expiration: Dec 2023; Contracts: 30; Exercise Price: USD 4,600.00; Counterparty: Morgan Stanley & Co., Inc.(c)	USD	13,800,000	227,400

Total Options Purchased - Calls (premiums paid $4,691,605)			1,782,690

	Principal Amount (000)

CORPORATES – INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Services – 0.1%
Chicago Parking Meters 4.93%, 12/30/2025(d) (cost $200,000)	U.S.$	200	191,635

	Shares

COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%
Gazprom PJSC(c) (e)		31,460	0
LUKOIL PJSC(e)		790	0

			0

Materials – 0.0%
Metals & Mining – 0.0%
MMC Norilsk Nickel PJSC (ADR)(d) (e)		2,540	0

Total Common Stocks (cost $272,625)			0

SHORT-TERM INVESTMENTS – 4.4%
Investment Companies – 4.4%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(a) (f) (g) (cost $7,695,385)		7,695,385	7,695,385

Total Investments Before Security Lending Collateral for Securities Loaned – 100.3% (cost $200,097,649)			176,385,996

Company	Shares	U.S. $ Value

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED – 2.6%
Investment Companies – 2.6%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 2.58%(a) (f) (g) (cost $4,558,140)	4,558,140	$4,558,140

Total Investments – 102.9% (cost $204,655,789)(h)		180,944,136
Other assets less liabilities – (2.9)%		(5,081,481)

Net Assets – 100.0%		$175,862,655

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation/ (Depreciation)
Purchased Contracts
S&P 500 E-Mini Futures	45	December 2022	$8,103,375	$(880,772)
U.S. Long Bond (CBT) Futures	50	December 2022	6,320,313	(543,108)
U.S. T-Note 10 Yr (CBT) Futures	536	December 2022	60,065,500	(2,973,141)
Sold Contracts
E-Mini Russell 2000 Futures	7	December 2022	584,430	22,572
MSCI EAFE Futures	53	December 2022	4,400,590	140,778
MSCI Emerging Markets Futures	56	December 2022	2,440,200	106,133
S&P Mid 400 E-Mini Futures	3	December 2022	662,460	4,914

				$(4,122,624)

(a)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(b)	Represents entire or partial securities out on loan.
(c)	Non-income producing security.
(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	The rate shown represents the 7-day yield as of period end.
(g)	Affiliated investments.
(h)

As of September 30, 2022, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,331,278 and gross unrealized depreciation of investments was $(31,165,555), resulting in net unrealized depreciation of $(27,834,277).

Currency Abbreviations:

GBP – Great British Pound

USD – United States Dollar

Glossary:

ADR – American Depositary Receipt

CBT – Chicago Board of Trade

CLO – Collateralized Loan Obligations

EAFE – Europe, Australia, and Far East

ETF – Exchange Traded Fund

LIBOR – London Interbank Offered Rate

MSCI – Morgan Stanley Capital International

PJSC – Public Joint Stock Company

AB Variable Products Series Fund, Inc.

AB Balanced Hedged Allocation Portfolio

September 30, 2022 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Options are valued using market-based inputs to models, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency, where such inputs and models are available. Alternatively the values may be obtained through unobservable management determined inputs and/or management’s proprietary models. Where models are used, the selection of a particular model to value an option depends upon the contractual terms of, and specific risks inherent in, the option as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, measures of volatility and correlations of such inputs. Exchange traded options generally will be classified as Level 2. For options that do not trade on exchange but trade in liquid markets, inputs can generally be verified and model selection does not involve significant management judgment. Options are classified within Level 2 on the fair value hierarchy when all of the significant inputs can be corroborated to market evidence. Otherwise such instruments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of September 30, 2022:

Investments in Securities:	Level 1	Level 2	Level 3		Total
Assets:
Investment Companies	$151,843,545	$—	$—		$151,843,545
Options Purchased - Puts	—	10,375,950	—		10,375,950
Inflation-Linked Securities	—	4,496,791	—		4,496,791
Options Purchased - Calls	—	1,782,690	—		1,782,690
Corporates - Investment Grade	—	191,635	—		191,635
Common Stocks:
Energy	—	—	0	(a)	—
Materials	—	—	0	(a)	—
Short-Term Investments	7,695,385	—	—		7,695,385
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	4,558,140	—	—		4,558,140

Total Investments in Securities	164,097,070	16,847,066	0	(a)	180,944,136
Other Financial Instruments(b):
Assets:
Futures	274,397	—	—		274,397
Liabilities:
Futures	(4,397,021)	—	—		(4,397,021)

Total	$159,974,446	$16,847,066	$0	(a)	$176,821,512

(a)	The Portfolio held securities with zero market value at period end.

(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the nine months ended September 30, 2022 is as follows:

							Distributions
Fund	Market Value 12/31/2021 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Realized Gain (Loss) (000)	Change in Unrealized Appr./(Depr.) (000)	Market Value 09/30/2022 (000)	Dividend Income (000)	Realized Gains (000)
AB Discovery Growth Fund, Inc.	$3,174	$0	$2,774	$(400)	$0	$0	$0	$0
AB Discovery Value Fund	3,246	0	3,253	7	0	0	0	0
AB International Small Cap Portfolio	8,146	0	7,488	(658)	0	0	0	0
Bernstein International Strategic Equities Portfolio	42,838	0	42,838	0	0	0	0	0
Bernstein Small Cap Core Portfolio	3,267	0	3,267	0	0	0	0	0
Sanford C Bernstein Fund, Inc. - Emerging Markets Portfolio	3,784	0	3,461	(323)	0	0	0	0
Government Money Market Portfolio	1,525	112,741	106,571	0	0	7,695	79	0
Government Money Market Portfolio*	214	37,369	33,025	0	0	4,558	12	0
Total	$66,194	$150,110	$202,677	$(1,374)	$0	$12,253	$91	$0

*	Investments of cash collateral for securities lending transactions.